Investment Accounted for Using the Equity Method (Details 2) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Deferred tax liability	$ (1,894)	$ (1,894)	$ 0
Goodwill	70,112	70,112	0
Profit or loss [abstract]
Revenue	36,518	57,519	44,245
Net income from continuing operations (100%)	7,710
Post-tax loss from discontinued operations (100%)	(24)
Other comprehensive loss (100%)	(52)
Total comprehensive income (100%)	7,634
Company's share of total comprehensive loss	(278)
Initial investment in Coinsquare	45,026
Step up investments in Coinsquare	59,073
Total investments in Coinsquare	104,099
Share of loss in associate	(278)	(278)	$ 0
Carrying amount of equity accounted investment	103,821
Mogo's share of Net income from continuing operations	1,211
Mogo's share of Post-tax loss from discontinued operations	(4)
Mogo's share of Other comprehensive income	(20)
Mogo's share of Amortization of intangible assets	(1,772)
Amortization of deferred tax liabilities	307
Total other comprehensive loss	(278)
Coinsquare [Member]
Statement of financial position [abstract]
Current assets	109,005	109,005
Non-current assets	51,214	51,214
Current liabilities	(60,381)	(60,381)
Non-current liabilities	(32,904)	(32,904)
Net assets	66,934	66,934
Company's share of net assets	30,176	30,176
Intangible assets	24,596	24,596
Deferred tax liability	(4,151)	(4,151)
Goodwill	53,200	53,200
Carrying amount of interest in associate	$ 103,821	$ 103,821